FEDERATED EQUITY FUNDS

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

February 2, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE: Federated Equity Funds (the “Registrant”)
Federated InterContinental Fund
Class A Shares
Class B Shares
Class C Shares
Class K Shares
Institutional Shares
Federated International Strategic Value Fund
Class A Shares
Class C Shares
Institutional Shares

1933 Act File No. 2-91090
1940 Act File No. 811-4017

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 100 on January 29, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-6812.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary